Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40649
Entity Registrant Name	REE Automotive Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Kibbutz Glil-Yam
Entity Address, Postal Zip Code	4690500
Entity Address, Country	IL
Title of 12(b) Security	Class A Ordinary Shares, without par value
Trading Symbol	REE
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001843588
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	8,452,260
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	2,780,570
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Kibbutz Glil-Yam
Entity Address, Postal Zip Code	4690500
Entity Address, Country	IL
Contact Personnel Name	Daniel Barel
City Area Code	972
Local Phone Number	(77) 899-5200
Contact Personnel Email Address	investors@ree.auto